Segments - Schedule of Depreciation and Amortization By Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Segment Reporting Information [Line Items]
Total depreciation and amortization	$ 98,844	$ 80,287	$ 77,966
Operating Segments | Americas
Segment Reporting Information [Line Items]
Total depreciation and amortization	59,310	45,739	46,721
Operating Segments | EMEA
Segment Reporting Information [Line Items]
Total depreciation and amortization	23,404	18,990	15,993
Operating Segments | APAC
Segment Reporting Information [Line Items]
Total depreciation and amortization	7,808	7,238	7,626
Corporate
Segment Reporting Information [Line Items]
Total depreciation and amortization	$ 8,322	$ 8,320	$ 7,626